Other Payables and Accruals (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
OTHER PAYABLES AND ACCRUALS [Abstract]
Salary and welfare payable		27,560	20,377
Accrued bonus		70,930	106,371
Unpaid rental for server software		2,938	5,810
Accrued professional service fee		15,162	12,772
Acquisition related obligation		143,374	58,771
Unpaid advertisement and promotion fee		158,667	142,911
Unpaid rental fee		13,562	153
Payables to employees relating to exercise of options		3	10,343
Interest payable		16,913	10,579
Derivative liability-foreign currency forward contracts		9,312	0
Other payables		50,112	47,890
Total	$ 81,621	508,533	415,977